STOCK BASED COMPENSATION - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, RSUS Unvested at December 31, 2023	22,213	542,706
Number of Shares, RSUs granted	45,725	887,997
Number of Shares, RSUs vested	(51,507)	(391,651)
Number of Shares, RSUs forfeited	(9,811)	(150,679)
Number of Shares, RSUS Unvested at September 30, 2024	6,620	22,213
RSUs Weighted-Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, RSUs Unvested at December 31, 2023	$ 208.8	$ 6.11
Weighted Average Grant Date Fair Value, RSUs Granted	5.38	1.92
Weighted Average Grant Date Fair Value, RSUs Vested	20.37	4.42
Weighted Average Grant Date Fair Value, RSUs Forfeited	95.42	1.47
Weighted Average Grant Date Fair Value, RSUs Unvested at September 30, 2024	$ 198.87	$ 208.8
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, RSUS Unvested at December 31, 2023	888,373
Number of Shares, RSUS Unvested at September 30, 2024		888,373
RSUs Weighted-Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, RSUs Unvested at December 31, 2023	$ 5.22
Weighted Average Grant Date Fair Value, RSUs Unvested at September 30, 2024		$ 5.22